CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Private Placement CNY (¥) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid in capital Private Placement CNY (¥)	Additional paid in capital CNY (¥)	Additional paid in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated Deficits CNY (¥)	Accumulated Deficits USD ($)	Private Placement CNY (¥)	CNY (¥)	USD ($)
Balance at beginning of the year at Dec. 31, 2018 | ¥		¥ 142			¥ 29,114,527		¥ 1,035,783		¥ (11,327,858)			¥ 18,822,594
Balance (in shares) at Dec. 31, 2018 | shares		4,455,688,688	4,455,688,688
Changes in equity
Net loss | ¥									(5,215,966)			(5,215,966)
Foreign currency translation difference | ¥							768,892					768,892
Issuance of ordinary shares | ¥		¥ 6			7,993,822							7,993,828
Issuance of ordinary shares (in shares) | shares		193,740,000	193,740,000
Issuance of ordinary shares reserved for ESOP (in shares) | shares		600,000	600,000
Equity component of convertible bonds | ¥					1,827,894							1,827,894
Share-based compensation | ¥					1,759,034							1,759,034
Balance at end of the year at Sep. 30, 2019 | ¥		¥ 148			40,695,277		1,804,675		(16,543,824)			25,956,276
Balance (in shares) at Sep. 30, 2019 | shares		4,650,028,688	4,650,028,688
Balance at beginning of the year at Dec. 31, 2019 | ¥		¥ 148			41,493,949		1,448,230		(18,295,461)			24,646,866
Balance (in shares) at Dec. 31, 2019 | shares		4,650,028,688	4,650,028,688
Changes in equity
Net loss									(5,803,386)			(5,803,386)	$ (854,747)
Foreign currency translation difference							(914,927)					(914,927)	(134,754)
Issuance of ordinary shares | ¥	¥ 5			¥ 7,795,285							¥ 7,795,290
Issuance of ordinary shares (in shares) | shares	135,426,300
Issuance of ordinary shares reserved for ESOP (in shares) | shares		5,050,000	5,050,000
Conversion of convertible bond | ¥					6							6
Conversion of convertible bond (in shares) | shares		92	92
Restricted share units vested | shares		1,885,868	1,885,868
Settlement of share-based compensation with shares held by depository bank | shares		(1,885,868)	(1,885,868)
Share-based compensation | ¥					2,679,813							2,679,813
Balance at end of the year at Sep. 30, 2020		¥ 153	$ 23		¥ 51,969,053	$ 7,654,214	¥ 533,303	$ 78,547	¥ (24,098,847)	$ (3,549,377)		¥ 28,403,662	$ 4,183,407
Balance (in shares) at Sep. 30, 2020 | shares		4,790,505,080	4,790,505,080